Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Schedule of Lease Expense Included on the Company’s Unaudited Consolidated Statements of Operations	The components of lease expense included on the Company’s unaudited condensed statements of operations were as follows:
		For the Three Months Ended March 31,
Operating lease expense:	Expense Classification	2024	2023
Amortization of ROU asset	General and administrative	$53,831	28,875
Accretion of operating lease liability	General and administrative	10,541	7,385
Total operating lease expense		$64,372	36,260

Other lease expense	General and administrative	(2,026)	11,708
Total		$62,346	47,968
Other information related to leases is as follows:
	As of March 31,	As of December 31,
	2024	2023
Weighted-average remaining lease term:
Operating leases (in years)	9.35	9.29
Weighted-average Discount rate:
Operating leases	7.04%	7.083%

The components of lease expense included on the Company’s consolidated statements of operations were as follows:
		For the Year Ended December 31,
	Expense Classification	2023	2022
Operating lease expense:
Amortization of ROU asset	General and administrative	$132,138	$52,863
Accretion of Operating lease liability	General and administrative	25,667	10,695
Total operating lease expense		$157,805	$63,558

Other lease expense	General and administrative	28,012	8,723
Total		$185,817	$72,281
	As of December 31,
	2023	2022
Remaining lease term:
Operating leases (in years)	9.29	8.43
Discount rate:
Operating leases	7.03%	4.08%

Schedule of Leases Were Presented on the Unaudited Condensed Balance Sheets	Amounts relating to leases were presented on the unaudited condensed Balance Sheets as of March 31, 2024 and December 31, 2023 in the following line items:
		As of March 31,	As of December 31,
	Balance Sheet Classification	2024	2023
Assets:
Operating lease assets	Right-of-use assets	$1,562,367	$1,616,198

Liabilities:
Operating lease liabilities	Operating lease liabilities	$133,113	141,691
Operating lease liabilities	Operating lease liabilities, non-current	1,482,514	1,514,044
Total lease liabilities		$1,615,627	$1,655,735
Amounts relating to leases were presented on the consolidated balance sheets as of December 31, 2023 and 2022 in the following line items:
		As of December 31,
	Balance Sheet Classification	2023	2022
Assets:
Operating lease assets	Right-of-use assets	$1,616,198	$746,973

Liabilities:
Operating lease liabilities	Operating lease liabilities	141,691	91,152
Operating lease liabilities	Operating lease liabilities, non-current	1,514,044	666,179
Total lease liabilities		$1,655,735	$757,331

Schedule of Future Minimum Lease Payments	The future minimum lease payments required under leases as of March 31, 2024, were as follows:
Fiscal Year	Operating Leases
Remainder of 2024	$181,811
2025	230,198
2026	231,959
2027	233,619
2028	238,078
Thereafter	1,100,287
Undiscounted cash flows	2,215,952
Less: imputed interest	(600,325)
Lease liability	$1,615,627
The future minimum lease payments required under leases as of December 31, 2023, were as follows:
Fiscal Year	Operating Leases
2024	$249,808
2025	230,198
2026	231,959
2027	233,619
2028	238,078
Thereafter	1,100,287
Undiscounted cash flows	2,283,949
Less: imputed interest	(628,214)
Lease liability	$1,655,735